-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                                INVESTMENT TRUST
                                ----------------

SEMIANNUAL REPORT

June 30, 1998

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               INVESTMENT UPDATE
                               About the Fund,
                               economy and markets

                               FUND INFORMATION
                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS

----------------------
        DALBAR
HONORS COMMITMENT TO:
      INVESTORS
        1997
----------------------

   For Excellence
         in
 Shareholder Service

                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH INVESTMENT TRUST

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o The first six months of 1998 provided solid economic growth, marked by low inflation and good investment returns. Consumer confidence was high, personal income rose, and interest rates remained stable.

o Favorable economic factors stimulated a boom in the housing market and strong retail sales. Lower energy costs helped keep inflation in check.

o The economic crisis in Southeast Asia raised concerns about U.S. exports and profits at companies with sizable foreign markets.

THE MARKETS
o The S&P 500, a broad measure of common stock performance, gained 17.72% for the six months ended June 30, 1998.(1) Investors preferred large-cap stocks and were willing to pay a premium for potential earnings stability. Small-cap stocks delivered modest gains. The Russell 2000 Index, a common measure of small company stock performance, was up 4.38% over the six-month period.

o U.S. Treasury bonds rallied as the yield on the 30-year benchmark fell to 5.6%. High- yield bonds continued to deliver relatively strong gains.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended June 30, 1998, Class A shares of State Street Research Investment Trust returned 19.87% [does not reflect sales charge](2). That was significantly higher than the Lipper growth and income funds average, which returned 12.11%.

o The Fund's emphasis on large, high-quality companies, especially in consumer retailing and cable service, contributed significantly to performance.

o Some of the strongest performers were European stocks, accounting for approximately 10% of the portfolio.

o  The Fund's underweighting in energy stocks was helpful.

CURRENT STRATEGY
o Our strategy continues to emphasize companies with solid franchises and market leadership. We recognize that the full impact of the Asian economic slowdown has not yet been absorbed in the U.S. However, we believe that market leaders with consistent records will continue to be an attractive alternative in a slow-growth earnings environment. We remain cautious about commodity-based and industrial segments that could be sensitive to a downturn in the economy. However, we will continue to monitor opportunities which could materialize if global pricing improves.

June 30, 1998

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.
-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 1998)
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3)(4)(5)
-------------------------------------------------------------------------------
                LIFE OF FUND
               (since 7/29/24)    10 YEARS       5 YEARS         1 YEAR
-------------------------------------------------------------------------------
Class A             13.26%         16.29%         19.29%         23.79%
-------------------------------------------------------------------------------
Class B             13.28%         16.38%         19.29%         23.66%
-------------------------------------------------------------------------------
Class C             13.28%         16.39%         19.49%         27.75%
-------------------------------------------------------------------------------
Class S             13.36%         17.00%         20.68%         29.91%
-------------------------------------------------------------------------------

         TOP 10 STOCK POSITIONS
         (by percentage of net assets)

         (1) TYCO INTERNATIONAL Diversified manufacturer      3.1%
         (2) GENERAL ELECTRIC Electrical equipment            3.1%
         (3) MEDIAONE GROUP Cable/telecommunications          2.7%
         (4) WARNER-LAMBERT Drugs, toiletries, food, gum      2.4%
         (5) TOTAL Oil exploration                            2.2%
         (6) TRAVELERS GROUP Financial services               2.1%
         (7) CHASE MANHATTAN Banking                          2.1%
         (8) UNUM Insurance                                   2.0%
         (9) VIACOM Entertainment media                       2.0%
        (10) WORLDCOM Telephone                               2.0%

          These securities represent an aggregate of 23.7% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

                         TOP 5 INDUSTRIES
                         (by percentage of net assets)

                         RETAIL TRADE             10.9%
                         RECREATION                9.4%
                         INSURANCE                 7.2%
                         BANK                      6.5%
                         OIL                       6.1%

                         Total: 40.1%

(1) The S&P 500 (officially the "Standard and Poor's 500 Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(2) 19.46% for Class B shares; 19.49% for Class C shares; 20.04% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Performance reflects a maximum 4.5% A share front-end sales charge, or 5% B share or 1% C share contingent deferred sales charge, where applicable. During the periods prior to 1990 that shares of the Fund were not offered to the general public, the Fund was not subject to the cash inflows and higher redemptions and expenses that have occurred during the Fund's current, continuous public offering.

(4) S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

(5) Before November 1, 1997, Class C shares were designated Class D, and Class S shares were designated Class C.

STATE STREET RESEARCH INVESTMENT TRUST

----------------------------------------------------------------------
INVESTMENT PORTFOLIO
----------------------------------------------------------------------
June 30, 1998 (Unaudited)

                                                            VALUE
                                               SHARES      (NOTE 1)
---------------------------------------------------------------------

COMMON STOCKS 93.9%
BASIC INDUSTRIES 12.0%
CHEMICAL 3.7%
E.I. Du Pont De Nemours & Co. ..........       370,500   $   27,648,562
Monsanto Co. ...........................        82,900        4,632,038
Qwest Communications International Inc.*       349,700       12,195,788
Rohm & Haas Co. ........................       391,100       40,649,956
                                                         --------------
                                                             85,126,344
                                                         --------------
ELECTRICAL EQUIPMENT 3.1%
General Electric Co. ...................       798,700       72,681,700
                                                         --------------
FOREST PRODUCT 1.6%
Fort James Corp. .......................       482,800       21,484,600
Weyerhaeuser Co. .......................       347,600       16,054,775
                                                         --------------
                                                             37,539,375
                                                         --------------
MACHINERY 3.1%
Tyco International Ltd. ................     1,156,300       72,846,900
                                                         --------------
METAL & MINING 0.5%
British Steel PLC ADR ..................       440,700       10,025,925
                                                         --------------
Total Basic Industries .................                    278,220,244
                                                         --------------
CONSUMER CYCLICAL 22.3%
AUTOMOTIVE 2.0%
General Motors Corp. ...................       294,300       19,662,919
Renault SA* ............................       489,600       27,848,667
                                                         --------------
                                                             47,511,586
                                                         --------------
RECREATION 9.4%
CBS Corp. ..............................       940,500       29,860,875
International Game Technology Inc. .....       714,400       17,324,200
MediaOne Group Inc.* ...................     1,412,100       62,044,144
News Corp. Ltd. ADR ....................     1,179,500       37,891,437
Time Warner Inc. .......................       245,500       20,974,906
Viacom Inc. Cl. B* .....................       789,100       45,965,075
Walt Disney Co. ........................        40,632        4,268,900
                                                         --------------
                                                            218,329,537
                                                         --------------
RETAIL TRADE 10.9%
Cendant Corp.* .........................       456,991        9,539,687
CVS Corp. ..............................       940,400       36,616,825
Dayton Hudson Corp. ....................       899,400       43,620,900
Family Dollar Stores Inc. ..............       628,800       11,632,800
Fred Meyer Inc.* .......................        66,900        2,843,250
Home Depot Inc. ........................       337,600       28,041,900
Kroger Co.* ............................       815,600       34,968,850
Rite Aid Corp. .........................       629,800       23,656,863
Safeway Inc.* ..........................       951,200       38,701,950
Wal-Mart Stores, Inc. ..................       393,100       23,880,825
                                                         --------------
                                                            253,503,850
                                                         --------------
Total Consumer Cyclical ................                    519,344,973
                                                         --------------
CONSUMER STAPLE 18.3%
BUSINESS SERVICE 1.4%
HBO & Co. ..............................       300,400       10,589,100
Interpublic Group of Companies, Inc. ...       359,650       21,826,260
Young & Rubicam Inc.* ..................        37,100        1,187,200
                                                         --------------
                                                             33,602,560
                                                         --------------
CONTAINER 0.8%
Owens-Illinois Inc. ....................       404,700       18,110,325
                                                         --------------
DRUG 5.3%
American Home Products Corp. ...........       402,000       20,803,500
Bristol-Myers Squibb Co. ...............       246,700       28,355,081
Pfizer Inc. ............................       133,700       14,531,519
Rhodia SA ADR * ........................        95,500        2,602,375
Warner-Lambert Co. .....................       820,200       56,901,375
                                                         --------------
                                                            123,193,850
                                                         --------------
FOOD & BEVERAGE 5.2%
Coca-Cola Co. ..........................       345,700       29,557,350
H.J. Heinz Co. .........................       555,600       31,183,050
PepsiCo Inc. ...........................       637,500       26,257,031
Sara Lee Corp. .........................       612,000       34,233,750
                                                         --------------
                                                            121,231,181
                                                         --------------
HOSPITAL SUPPLY 3.5%
Boston Scientific Corp.* ...............       330,900       23,700,712
Guidant Corp. ..........................       231,000       16,473,188
Johnson & Johnson ......................       555,900       40,997,625
                                                         --------------
                                                             81,171,525
                                                         --------------
PERSONAL CARE 1.5%
Gillette Co. ...........................       144,800        8,208,350
Procter & Gamble Co. ...................       283,200       25,788,900
                                                         --------------
                                                             33,997,250
                                                         --------------
TOBACCO 0.6%
Philip Morris Companies, Inc. ..........       381,600       15,025,500
                                                         --------------
Total Consumer Staple ..................                    426,332,191
                                                         --------------
ENERGY 6.7%
OIL 6.1%
Amoco Corp. ............................       430,300       17,911,237
Exxon Corp. ............................       438,000       31,234,875
Oryx Energy Co.* .......................       605,200       13,390,050
Seagull Energy Corp.* ..................       809,800       13,412,313
Shell Transport & Trading PLC ..........       323,700       13,716,788
Total SA Cl. B ADR .....................       800,708       52,346,285
                                                         --------------
                                                            142,011,548
                                                         --------------
OIL SERVICE 0.6%
Schlumberger Ltd. ......................       217,124       14,832,283
                                                         --------------
Total Energy ...........................                    156,843,831
                                                         --------------
FINANCE 14.7%
BANK 6.5%
Banc One Corp. .........................       618,409       34,514,952
BankAmerica Corp. ......................       451,300       39,009,244
Chase Manhattan Corp. ..................       636,300       48,040,650
H.F. Ahmanson & Co. ....................       415,200       29,479,200
                                                         --------------
                                                            151,044,046
                                                         --------------
FINANCIAL SERVICE 1.0%
Federal National Mortgage Association ..       366,800       22,283,100
                                                         --------------
INSURANCE 7.2%
Ace Ltd. ...............................     1,128,600       44,015,400
American General Corp. .................       423,642       30,158,015
Travelers Group Inc. ...................       803,700       48,724,312
UNUM Corp. .............................       831,000       46,120,500
                                                         --------------
                                                            169,018,227
                                                         --------------
Total Finance ..........................                    342,345,373
                                                         --------------
SCIENCE & TECHNOLOGY 12.1%
AEROSPACE 1.3%
Boeing Co. .............................       173,900        7,749,419
Raytheon Co. Cl. A .....................        18,767        1,081,448
Raytheon Co. Cl. B .....................       350,800       20,741,050
                                                         --------------
                                                             29,571,917
                                                         --------------
COMPUTER SOFTWARE & SERVICE 3.4%
America Online Inc.* ...................        51,100        5,416,600
Cadence Design Systems Inc. ............       318,400        9,950,000
Cisco Systems Inc.* ....................       257,600       23,715,300
EMC Corp.* .............................       256,900       11,512,331
Microsoft Corp.* .......................       253,900       27,516,413
                                                         --------------
                                                             78,110,644
                                                         --------------
ELECTRONIC COMPONENTS 2.1%
Analog Devices Inc.* ...................       546,600       13,425,863
Intel Corp. ............................       278,800       20,666,050
Texas Instruments Inc. .................       244,900       14,280,731
                                                         --------------
                                                             48,372,644
                                                         --------------
ELECTRONIC EQUIPMENT 1.6%
Lucent Technologies Inc. ...............       123,200       10,248,700
Philips Electronics NV .................       326,100       27,718,500
                                                         --------------
                                                             37,967,200
                                                         --------------
OFFICE EQUIPMENT 3.7%
Hewlett-Packard Co. ....................       264,000       15,807,000
International Business Machines Corp. ..       282,300       32,411,569
Xerox Corp. ............................       382,900       38,912,212
                                                         --------------
                                                             87,130,781
                                                         --------------
Total Science & Technology .............                    281,153,186
                                                         --------------
UTILITY 7.8%
ELECTRIC 3.0%
FPL Group Inc. .........................       259,000       16,317,000
Texas Utilities Co. ....................       778,100       32,388,413
Unicom Corp. ...........................       576,100       20,199,506
                                                         --------------
                                                             68,904,919
                                                         --------------
NATURAL GAS 1.0%
Enron Corp. ............................       454,800       24,587,625
                                                         --------------
TELEPHONE 3.8%
AT&T Corp. .............................       231,700       13,235,863
Bell Atlantic Corp. ....................       651,000       29,701,875
WorldCom Inc.* .........................       946,200       45,831,562
                                                         --------------
                                                             88,769,300
                                                         --------------
Total Utility ..........................                    182,261,844
                                                         --------------
Total Common Stocks (Cost $1,417,987,723)                 2,186,501,642
                                                         --------------

-----------------------------------------------------------------------
                                                              VALUE
                                             SHARES          (NOTE 1)
-----------------------------------------------------------------------
SHORT-TERM INVESTMENTS 4.8%
State Street Navigator Securities
  Lending Prime Portfolio ..............   113,123,186   $  113,123,186
                                                         --------------
Total Short-Term Investments
  (Cost $113,123,186)                                       113,123,186
                                                         --------------

---------------------------------------------------------------------------------------------------------------
                                                    PRINCIPAL              MATURITY
                                                      AMOUNT                 DATE
---------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 5.0%
American Express Credit Corp., 5.57%                  $ 3,661,000             7/01/1998               3,661,000
American Express Credit Corp., 5.65%                    2,006,000             7/07/1998               2,006,000
Chevron USA Inc., 5.60% .......................        35,000,000             7/07/1998              35,000,000
Ford Motor Credit Co., 5.56% ..................        36,043,000             7/02/1998              36,043,000
General Electric Capital Corp., 5.58%                     255,000             7/07/1998                 255,000
Household Finance Corp., 5.62% ................        28,385,000             7/10/1998              28,385,000
Household Finance Corp., 5.55% ................         6,246,000             7/15/1998               6,246,000
Merrill Lynch & Company Inc., 5.59%                     4,412,000             7/02/1998               4,411,315
                                                                                                 --------------
Total Commercial Paper (Cost $116,007,315) ............................................             116,007,315
                                                                                                 --------------
Total Investments (Cost $1,647,118,224) - 103.7% ......................................           2,415,632,143
Cash and Other Assets, Less Liabilities - (3.7%) ......................................             (86,350,619)
                                                                                                 --------------
Net Assets - 100.0% ...................................................................          $2,329,281,524
                                                                                                 ==============
Federal Income Tax Information:
At June 30, 1998, the net unrealized appreciation of
investments based on cost for Federal income tax
purposes of $1,645,991,215 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess
of value over tax cost ................................................................          $  787,173,323
Aggregate gross unrealized depreciation for all investments in which there is an excess
of tax cost over value ................................................................             (17,532,395)
                                                                                                 --------------
                                                                                                 $  769,640,928
                                                                                                 ==============
---------------------------------------------------------------------------------------------------------------
* Non-income-producing securities.
  ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INVESTMENT TRUST

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
June 30, 1998 (Unaudited)

ASSETS
Investments, at value (Cost $1,647,118,224) (Note 1)        $2,415,632,143
Cash .....................................................             240
Receivable for securities sold ...........................      38,382,642
Dividends and interest receivable ........................       2,627,283
Receivable for fund shares sold ..........................       2,617,929
Other assets .............................................         147,208
                                                            --------------
                                                             2,459,407,445
LIABILITIES
Payable for collateral received on securities loaned           113,123,186
Payable for securities purchased .........................      10,851,757
Accrued management fee (Note 2) ..........................       2,290,751
Payable for fund shares redeemed .........................       1,153,476
Dividends payable ........................................         964,133
Accrued transfer agent and shareholder services (Note 2) .         805,272
Accrued distribution and service fees (Note 4) ...........         790,195
Accrued trustees' fee (Note 2) ...........................          19,504
Other accrued expenses ...................................         127,647
                                                            --------------
                                                               130,125,921
                                                            --------------
NET ASSETS                                                  $2,329,281,524
                                                            ==============
Net Assets consist of:
  Undistributed net investment income ....................  $    1,517,805
  Unrealized appreciation of investments .................     768,513,919
  Accumulated net realized gain ..........................     154,051,759
  Paid-in capital ........................................   1,405,198,041
                                                            --------------
                                                            $2,329,281,524
                                                            ==============
Net Asset Value and redemption price per share of
   Class A shares ($490,859,266 / 40,169,913 shares) .....          $12.22
                                                                    ======
Maximum Offering Price per share of Class A shares
  ($12.22 / .955) ........................................          $12.80
                                                                    ======
Net Asset Value and offering price per share of
   Class B shares ($779,081,113 / 64,259,553 shares)* ....          $12.12
                                                                    ======
Net Asset Value and offering price per share of
  Class C shares ($45,428,321 / 3,734,343 shares)* .......          $12.17
                                                                    ======
Net Asset Value, offering price and redemption price
  per share of Class  S shares
  ($1,013,912,824 / 82,610,158 shares) ...................          $12.27
                                                                    ======
---------------------------------------------------------------------------
*Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INVESTMENT TRUST

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended June 30, 1998 (Unaudited)

INVESTMENT INCOME
Dividends, net of foreign taxes of $119,311 ..............  $  13,307,826
Interest (Note 1) ........................................      2,296,030
                                                            -------------
                                                               15,603,856
EXPENSES
Management fee (Note 2) ..................................      4,254,247
Transfer agent and shareholder services (Note 2) .........      1,145,515
Service fee-Class A (Note 4) .............................        530,626
Distribution and service fees-Class B (Note 4) ...........      3,305,685
Distribution and service fees-Class C (Note 4) ...........        200,877
Custodian fee ............................................        161,981
Registration fees ........................................         99,292
Reports to shareholders ..................................         67,193
Trustees' fees (Note 2) ..................................         19,504
Audit fee ................................................         16,962
Legal fees ...............................................         16,497
Miscellaneous ............................................         15,040
                                                            -------------
                                                                9,833,419
                                                            -------------
Net investment income ....................................      5,770,437
                                                            -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments (Notes 1 and 3) .........    155,481,969
Net unrealized appreciation of investments ...............    211,955,437
                                                            -------------
Net gain on investments ..................................    367,437,406
                                                            -------------
Net increase in net assets resulting from operations        $ 373,207,843
                                                            =============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INVESTMENT TRUST

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                               SIX MONTHS ENDED
                                                              YEAR ENDED        JUNE 30, 1998
                                                           DECEMBER 31, 1997     (UNAUDITED)
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ...................................  $   13,611,975      $    5,770,437
Net realized gain on investments ........................     233,740,026         155,481,969
Net unrealized appreciation of
  investments ...........................................     153,903,428         211,955,437
                                                           --------------      --------------
Net increase resulting from
  operations.............................................     401,255,429         373,207,843
                                                           --------------      --------------
Dividends from net investment income:
  Class A ...............................................      (2,789,737)           (957,029)
  Class B ...............................................        (870,683)                 --
  Class C ...............................................         (52,743)                 --
  Class S ...............................................      (9,898,812)         (3,295,603)
                                                           --------------      --------------
                                                              (13,611,975)         (4,252,632)
                                                           --------------      --------------
Distributions from net realized gains:
  Class A ...............................................     (37,498,390)         (8,394,749)
  Class B ...............................................     (56,883,383)        (13,188,858)
  Class C ...............................................      (3,712,939)           (806,163)
  Class S ...............................................     (96,107,440)        (18,672,645)
                                                           --------------      --------------
                                                             (194,202,152)        (41,062,415)
                                                           --------------      --------------
Net increase from fund share transactions (Note 5) ......     306,531,257         155,496,094
                                                           --------------      --------------
Total increase in net assets.............................     499,972,559         483,388,890
NET ASSETS
Beginning of period .....................................   1,345,920,075       1,845,892,634
                                                           --------------      --------------
End of period (including undistributed net investment
  income of $0 and $1,517,805, respectively) ............  $1,845,892,634      $2,329,281,524
                                                           ==============      ==============

STATE STREET RESEARCH INVESTMENT TRUST

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
June 30, 1998

NOTE 1

State Street Research Investment Trust (the "Trust"), is a series of State Street Research Master Investment Trust (the "Master Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is presently the only series of the Master Trust.

The investment objective of the Trust is to provide long-term growth of capital and, secondarily, long-term growth of income. In seeking to achieve its investment objective, the Trust invests primarily in common stocks, or securities convertible into common stocks, that have long-term growth potential.

The Trust offers four classes of shares. Before November 1, 1997, Class C shares were designated Class D and Class S shares were designated Class C. Class A shares are subject to an initial sales charge of up to 4.50% and pay a service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered to certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Trust's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Trust in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENTS IN SECURITIES
Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost of securities delivered.

B. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary since the Trust has elected to qualify under Subchapter M of the Internal Revenue Code and maintains a policy to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. It is also the intention of the Trust to distribute an amount sufficient to avoid imposition of any Federal Excise Tax under Section 4982 of the Internal Revenue Code.

C. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is due to the disposition of securities that have different bases for financial reporting and tax purposes.

D. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. SECURITIES LENDING
The Trust may seek additional income by lending portfolio securities to qualified institutions. The Trust will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Trust will bear the loss. At June 30, 1998, the value of the securities loaned and the value of collateral were $110,423,815 and $113,123,186, respectively. During the six months ended June 30, 1998, income from securities lending amounted to $112,734 and is included in interest income.

NOTE 2

Effective August 18, 1997 and continuing for a period of one year, the management fee is equal to 0.41% of average daily net assets on an annualized basis. Beginning on August 18, 1998 and continuing thereafter, the management fee will be equal to 0.55% annually on average net assets up to $500,000,000, 0.50% annually of the next $500,000,000 in average net assets, and 0.45% annually of average net assets in excess of $1,000,000,000. In consideration of these fees, the Adviser furnishes the Trust with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 1998, the fees pursuant to such agreement amounted to $4,254,247.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Trust such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Trust. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Trust may be purchased. During the six months ended June 30, 1998, the amount of such shareholder servicing and account expenses was $275,667.

The fees of the Trustees not currently affiliated with the Adviser amounted to $19,504 during the six months ended June 30, 1998.

NOTE 3

For the six months ended June 30, 1998, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $773,774,299 and $705,767,471, respectively.

NOTE 4

The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Trust pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Trust pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended June 30, 1998, fees pursuant to such plan amounted to $530,626, $3,305,685 and $200,877 for Class A, Class B and Class C shares, respectively.

The Trust has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $264,001 and $1,661,061, respectively, on sales of Class A shares of the Trust during the six months ended June 30, 1998, and that MetLife Securities, Inc. earned commissions aggregating $3,863,070 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $444,774 and $1,929 on redemptions of Class B and Class C shares, respectively, during the same period.

NOTE 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

                                                                              SIX MONTHS ENDED
                                             YEAR ENDED                        JUNE 30, 1998
                                         DECEMBER 31, 1997                      (UNAUDITED)
                                 ----------------------------------  ----------------------------------
CLASS A                              SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...................      11,892,218       $125,284,553        7,536,561      $  86,720,198
Issued upon reinvestment of:
  Distributions from net
   realized gains .............       3,437,670         36,542,436          696,090          8,248,033
  Dividends from net investment
   income .....................         269,405          2,789,580           76,478            919,056
Shares redeemed ...............      (4,933,408)       (51,867,529)      (3,476,510)       (39,912,613)
                                     ----------       ------------       ----------      -------------
Net increase ..................      10,665,885       $112,749,040        4,832,619      $  55,974,674
                                     ==========       ============       ==========      =============

CLASS B                              SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...................      19,674,761       $206,270,802       13,634,017       $156,018,262
Issued upon reinvestment of:
  Distributions from net
   realized gains .............       5,211,853         54,985,047        1,084,232         12,760,311
  Dividend from net investment
   income .....................          79,052            792,716         --                --
Shares redeemed ...............      (5,930,757)       (62,779,979)      (4,465,664)       (51,103,747)
                                     ----------       ------------       ----------      -------------
Net increase ..................      19,034,909       $199,268,586       10,252,585      $ 117,674,826
                                     ==========       ============       ==========      =============
CLASS C (FORMERLY CLASS D)           SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...................       1,100,245      $  11,484,215          649,708      $   7,400,561
Issued upon reinvestment of:
  Distributions from net
   realized gains .............         334,491          3,539,567           64,573            762,610
  Dividend from net investment
   income .....................           3,760             37,536         --                --
Shares redeemed ...............        (775,363)        (8,173,619)        (476,972)        (5,327,199)
                                     ----------       ------------       ----------      -------------
Net increase ..................         663,133       $  6,887,699          237,309      $   2,835,972
                                     ==========       ============       ==========      =============
CLASS S (FORMERLY CLASS C)           SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...................       1,718,321       $ 18,233,635          914,427      $  10,530,082
Issued upon reinvestment of:
  Distributions from net
   realized gains .............       5,286,697         56,461,922          819,546          9,752,601
  Dividends from net investment
   income .....................         361,083          3,744,987          132,339          1,602,978
Shares redeemed ...............      (8,574,756)       (90,814,612)      (3,768,789)       (42,875,039)
                                     ----------       ------------       ----------      -------------
Net decrease ..................      (1,208,655)      $(12,374,068)      (1,902,477)     $ (20,989,378)
                                     ==========       ============       ==========      =============


STATE STREET RESEARCH INVESTMENT TRUST

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
For a share outstanding throughout each period:

                                                                           CLASS A
                           --------------------------------------------------------------------------------------------------------
                                                      YEARS ENDED DECEMBER 31                                 SIX MONTHS ENDED
                           ------------------------------------------------------------------------------       JUNE 30, 1998
                                             1993(2)       1994          1995(1)      1996(1)      1997(1)      (UNAUDITED)(1)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD($)       8.75          8.69          7.74          9.16         9.07            10.41
                                              ----          ----          ----          ----         ----            -----
  Net investment income ($)                   0.10          0.11          0.14          0.12         0.10             0.04
  Net realized and unrealized gain
    (loss) on investments ($)                 0.81         (0.44)         2.39          1.80         2.54             2.03
                                              ----          ----          ----          ----         ----            -----
TOTAL FROM INVESTMENT OPERATIONS ($)          0.91         (0.33)         2.53          1.92         2.64             2.07
                                              ----          ----          ----          ----         ----            -----
  Dividends from net investment
    income ($)                               (0.13)        (0.12)        (0.13)        (0.13)       (0.10)           (0.03)
  Distributions from net realized gains($)   (0.84)        (0.50)        (0.98)        (1.87)       (1.20)           (0.23)
  Distribution in excess of net
    realized gains ($)                          --            --            --         (0.01)          --               --
                                              ----          ----          ----          ----         ----            -----
TOTAL DISTRIBUTIONS ($)                      (0.97)        (0.62)        (1.11)        (2.01)       (1.30)           (0.26)
                                              ----          ----          ----          ----         ----            -----
NET ASSET VALUE, END OF PERIOD ($)            8.69          7.74          9.16          9.07        10.41            12.22
                                              ====          ====          ====          ====        =====            =====
Total return(4) (%)                          10.53(5)      (3.84)        32.85         21.03        28.91            19.87(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)   75,259        92,137       135,676       223,868      367,759          490,859
Ratio of operating expenses to average
  net assets (%)                              0.75(6)       0.89          0.78          0.75         0.76             0.81(6)
Ratio of net investment income
  to average net assets (%)                   1.27(6)       1.26          1.54          1.17         0.90             0.70(6)
Portfolio turnover rate (%)                  43.57         33.08         39.21         73.51        75.21            34.91

                                                                           CLASS B
                           --------------------------------------------------------------------------------------------------------
                                                       YEARS ENDED DECEMBER 31                                 SIX MONTHS ENDED
                           -------------------------------------------------------------------------------      JUNE 30, 1998
                                             1993(3)       1994         1995(1)      1996(1)      1997(1)       (UNAUDITED)(1)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)      9.15          8.66          7.72          9.13        9.03              10.34
                                            ------        ------       -------       -------      ------             ------
  Net investment income (loss) ($)            0.06          0.06          0.07          0.04        0.02              (0.00)

  Net realized and unrealized gain
    (loss) on investments($)                  0.39         (0.44)         2.38          1.80        2.51               2.01
                                            ------        ------       -------       -------      ------             ------
TOTAL FROM INVESTMENT OPERATIONS ($)          0.45         (0.38)         2.45          1.84        2.53               2.01
                                            ------        ------       -------       -------      ------             ------
  Dividends from net investment income($)    (0.10)        (0.06)        (0.06)        (0.06)      (0.02)              --

  Distributions from net realized gains ($)  (0.84)        (0.50)        (0.98)        (1.87)      (1.20)             (0.23)

  Distribution in excess of net realized
    gains ($)                                 --            --            --           (0.01)       --                 --
                                            ------        ------       -------       -------      ------             ------
TOTAL DISTRIBUTIONS ($)                      (0.94)        (0.56)        (1.04)        (1.94)      (1.22)             (0.23)
                                            ------        ------       -------       -------      ------             ------
NET ASSET VALUE, END OF PERIOD ($)            8.66          7.72          9.13          9.03       10.34              12.12
                                            ======        ======       =======       =======      ======             ======
Total return(4) (%)                           4.95(5)      (4.43)        31.86         20.15       27.80              19.46(5)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period ($ thousands)   73,110        113,301      183,446       315,766     558,568            779,081

Ratio of operating expenses to average net
  assets (%)                                  1.51(6)       1.64          1.53          1.50        1.51               1.56(6)

Ratio of net investment income (loss) to
  average net assets (%)                      0.48(6)       0.51          0.79          0.41        0.15              (0.05)(6)

Portfolio turnover rate(%)                   43.57         33.08         39.21         73.51       75.21              34.91

-----------------------------------------------------------------------------------------------------------------------------------
(1) Per-share figures have been calculated using the average shares method.
(2) February 17, 1993 (commencement of share class designations) to December 31, 1993.
(3) March 15, 1993 (commencement of share class designations) to December 31, 1993.
(4) Does not reflect any front-end or contingent deferred sales charges.
(5) Not annualized.
(6) Annualized.

STATE STREET RESEARCH INVESTMENT TRUST

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-------------------------------------------------------------------------------

                                                                 CLASS C (FORMERLY CLASS D)
                          ---------------------------------------------------------------------------------------------------------
                                                       YEARS ENDED DECEMBER 31                                SIX MONTHS ENDED
                          -------------------------------------------------------------------------------       JUNE 30, 1998
                                             1993(3)        1994        1995(1)       1996(1)     1997(1)       (UNAUDITED)(1)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)       9.15          8.68         7.74          9.15        9.05              10.38
                                            -------       -------      -------       -------     -------            -------
Net investment income (loss) ($)               0.06          0.05         0.07          0.04        0.02              (0.00)

  Net realized and unrealized gain
    (loss) on investments ($)                  0.40         (0.43)        2.38          1.79        2.53               2.02
                                            -------       -------      -------       -------     -------            -------
TOTAL FROM INVESTMENT OPERATIONS ($)           0.46         (0.38)        2.45          1.83        2.55               2.02
                                            -------       -------      -------       -------     -------            -------
  Dividends from net investment income ($)    (0.09)        (0.06)       (0.06)        (0.05)      (0.02)              --

  Distributions from net realized gains ($)   (0.84)        (0.50)       (0.98)        (1.87)      (1.20)             (0.23)

  Distribution in excess of net realized
   gains ($)                                   --            --           --           (0.01)       --                 --
                                            -------       -------      -------       -------     -------            -------
TOTAL DISTRIBUTIONS ($)                       (0.93)        (0.56)       (1.04)        (1.93)      (1.22)             (0.23)
                                            -------       -------      -------       -------     -------            -------
NET ASSET VALUE, END OF PERIOD ($)            8.68          7.74         9.15          9.05       10.38              12.17
                                            =======       =======      =======       =======     =======            =======
Total return(4) (%)                            5.10(5)      (4.45)       31.75         20.09       27.93              19.49(5)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period ($ thousands)     9,729        11,707       16,841        25,658      36,290             45,428

Ratio of operating expenses to average
  net assets (%)                               1.51(6)       1.64         1.53          1.50        1.51               1.56(6)

Ratio of net investment income (loss) to
  average net assets (%)                       0.51(6)       0.51         0.79          0.42        0.15              (0.05)(6)

Portfolio turnover rate(%)                    43.57         33.08        39.21         73.51       75.21              34.91

                                                                 CLASS S (FORMERLY CLASS C)
                          ---------------------------------------------------------------------------------------------------------
                                                      YEARS ENDED DECEMBER 31                                 SIX MONTHS ENDED
                          --------------------------------------------------------------------------------      JUNE 30, 1998
                                1993             1994             1995(1)          1996(1)         1997(1)      (UNAUDITED)(1)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)       8.80          8.70         7.76          9.18        9.11              10.45
                                            -------       -------      -------       -------     -------            -------
  Net investment income($)                     0.15          0.13         0.16          0.14        0.12               0.05

  Net realized and unrealized gain (loss)
    on investments ($)                         0.74         (0.43)        2.39          1.82        2.54               2.04
                                            -------       -------      -------       -------     -------            -------
TOTAL FROM INVESTMENT OPERATIONS ($)           0.89         (0.30)        2.55          1.96        2.66               2.09
                                            -------       -------      -------       -------     -------            -------
  Dividends from net investment income ($)    (0.15)        (0.14)       (0.15)        (0.15)      (0.12)             (0.04)

  Distributions from net realized gains ($)   (0.84)        (0.50)       (0.98)        (1.87)      (1.20)             (0.23)

  Distribution in excess of net realized
    gains($)                                   --            --           --           (0.01)       --                 --
                                            -------       -------      -------       -------     -------            -------
TOTAL DISTRIBUTIONS ($)                       (0.99)        (0.64)       (1.13)        (2.03)      (1.32)             (0.27)
                                            -------       -------      -------       -------     -------            -------
NET ASSET VALUE, END OF PERIOD ($)             8.70          7.76         9.18          9.11       10.45              12.27
                                            =======       =======      =======       =======     =======            =======
Total return(4) (%)                           10.20         (3.47)       33.07         21.48       29.08              20.04(5)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period ($ thousands)   729,536       627,551      738,649       780,627     883,276          1,013,913

Ratio of operating expenses to average
  net assets (%)                               0.49          0.65         0.54          0.50        0.51               0.56(6)

Ratio of net investment income to average
  net assets (%)                               1.63          1.54         1.81          1.44        1.17               0.94(6)

Portfolio turnover rate(%)                    43.57         33.08        39.21         73.51       75.21              34.91

-----------------------------------------------------------------------------------------------------------------------------------
(1) Per-share figures have been calculated using the average shares method.
(2) February 17, 1993 (commencement of share class designations) to December 31, 1993.
(3) March 15, 1993 (commencement of share class designations) to December 31, 1993.
(4) Does not reflect any front-end or contingent deferred sales charges.
(5) Not annualized.
(6) Annualized.

STATE STREET RESEARCH INVESTMENT TRUST

-------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH MASTER INVESTMENT TRUST
-------------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
INVESTMENT TRUST                           Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company                                                                STEVE A. GARBAN
One Financial Center                       DUDLEY F. WADE                         Retired; formerly Senior Vice
Boston, MA 02111                           Vice President                         President for Finance and
                                                                                  Operations and Treasurer, The
DISTRIBUTOR                                JAMES M. WEISS                         Pennsylvania State University
State Street Research                      Vice President
Investment Services, Inc.                                                         MALCOLM T. HOPKINS
One Financial Center                       JOHN T. WILSON                         Former Vice Chairman of the
Boston, MA 02111                           Vice President                         Board and Chief Financial
                                                                                  Officer, St. Regis Corp.
SHAREHOLDER SERVICES                       GERARD P. MAUS
State Street Research                      Treasurer                              EDWARD M. LAMONT
Service Center                                                                    Formerly in banking
P.O. Box 8408                              JOSEPH W. CANAVAN                      (with an affiliate of
Boston, MA 02266-8408                      Assistant Treasurer                    J.P. Morgan & Co. in New York);
1-800-562-0032                                                                    presently engaged in private
                                           DOUGLAS A. ROMICH                      investments and civic affairs
CUSTODIAN                                  Assistant Treasurer
State Street Bank and                                                             ROBERT A. LAWRENCE
Trust Company                              FRANCIS J. MCNAMARA, III               Formerly Partner, Saltonstall & Co.
225 Franklin Street                        Secretary and General Counsel
Boston, MA 02110
                                           DARMAN A. WING                         DEAN O. MORTON
                                           Assistant Secretary and                Retired; formerly Executive
                                           Assistant General Counsel              Vice President, Chief
                                                                                  Operating Officer and Director,
                                           AMY L. SIMMONS                         Hewlett-Packard Company
                                           Assistant Secretary
                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH INVESTMENT TRUST                            -------------
One Financial Center                                                Bulk Rate
Boston, MA 02111                                                   U.S. Postage
                                                                       PAID
                                                                    Permit #6
                                                                  Hartford, CT
                                                                  -------------

QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032 or

WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     www.ssrfund.com

[logo] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Investment Trust prospectus. When used after September 30, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: 5187-980814(exp0899)SSR-LD                          IT-202F-0898